SHORT-TERM BANK CREDIT AND LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term bank credit		$ 5,454
Weighted average interest
Short-term bank credit		3.25%
Short-term and revolving credit lines	9,863	$ 10,655
Israel [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Dec. 31, 2015
Canada [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Jul. 31, 2015